Cover	Mar. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2023
Entity File Number	000-55150
Entity Registrant Name	TORtec Group Corp
Entity Central Index Key	0001560905
Entity Tax Identification Number	45-5593622
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	30 N. Gould Street
Entity Address, Address Line Two	Ste 2489
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	(307)
Local Phone Number	248-9177
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false